Mar. 06, 2026
Invesco Diversified Dividend Opportunities ETF
Investment Objective
The Invesco Diversified Dividend Opportunities ETF (the “Fund”) seeks long-term growth of capital and, secondarily, current income.
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.33%

Other Expenses[1]	None

Total Annual Fund Operating Expenses	0.33

[1] “Other Expenses” are based on estimated amounts for the current fiscal year.
Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. This example does not include brokerage commissions that investors may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 Year	3 Years
$34	$106

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in the Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. As of the date of this prospectus, the Fund has not yet commenced operations and portfolio turnover data therefore is not available.

Principal Investment Strategies
The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of the value of its net assets (plus the amount of any borrowings for investment purposes) in common stocks of companies that pay dividends. The Fund considers dividend-paying companies to be ones that pay out a portion of their profits to their shareholders on a periodic basis (i.e., at least once within the company’s latest fiscal year). Under normal market conditions, the Fund will invest a significant percentage of its net assets in common stocks of large-capitalization U.S. companies. The Fund considers a large-capitalization company to be one that has a market capitalization, at the time of purchase, of at least $10 billion. A company's “market capitalization” is the value of its outstanding stock.
In selecting investments, Invesco Advisers, Inc. (the “Sub-Adviser”) seeks to identify dividend-paying companies with strong profitability, solid balance sheets and capital allocation policies that support sustained or increasing dividends and share repurchases. The Fund invests in securities that the Sub-Adviser believes are undervalued based on various valuation measures. Through fundamental research, financial statement analysis and the use of several valuation techniques, the Sub-Adviser estimates a target price for each security over a 2 to 3 year investment horizon. The Sub-Adviser seeks to manage risk by utilizing a valuation framework, careful stock selection and a rigorous buy-and-sell discipline and incorporates an assessment of the potential reward relative to the downside risk to determine a fair valuation over the investment horizon. When evaluating the investment universe, the Sub-Adviser seeks companies that have normalized earnings power greater than that implied by their current market valuation and that return capital to shareholders via dividends and share repurchases. The Sub-Adviser then constructs a portfolio it believes provides the best total return profile, which is created by seeking a combination of price appreciation potential, dividend income and capital preservation. As reflected in the Fund’s name, the Sub-Adviser seeks to diversify the Fund’s dividend-paying holdings across a wide range of market sectors.
The Sub-Adviser maintains a rigorous sell discipline and considers selling or trimming a position in a stock when it no longer materially meets its investment criteria, including when (1) a stock reaches its fair valuation (target price); (2) a company’s fundamental business prospects deteriorate; or (3) a more attractive investment opportunity presents itself.

Performance
As of the date of this prospectus, the Fund has not commenced operations and therefore does not have a performance history. Once available, the Fund's performance information will be accessible on the Fund's website at www.invesco.com/ETFs and will provide some indication of the risks of investing in the Fund.